Leases - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) Aircraft	Dec. 31, 2020 CNY (¥) Aircraft	Dec. 31, 2019 CNY (¥)
Disclosure Of Leases [Line Items]
Number of aircrafts | Aircraft	491	440
Operating lease income | ¥	¥ 240	¥ 257	¥ 190
Bottom of range [member]
Disclosure Of Leases [Line Items]
Lease Terms	5 years
Top of range [member]
Disclosure Of Leases [Line Items]
Lease Terms	20 years
Engine [Member] | Bottom of range [member]
Disclosure Of Leases [Line Items]
Lease Terms	5 years
Engine [Member] | Top of range [member]
Disclosure Of Leases [Line Items]
Lease Terms	10 years
Buildings [member] | Bottom of range [member]
Disclosure Of Leases [Line Items]
Lease Terms	2 years
Buildings [member] | Top of range [member]
Disclosure Of Leases [Line Items]
Lease Terms	10 years
Land [member] | Bottom of range [member]
Disclosure Of Leases [Line Items]
Lease Terms	40 years
Land [member] | Top of range [member]
Disclosure Of Leases [Line Items]
Lease Terms	50 years
Motor vehicles [member] | Bottom of range [member]
Disclosure Of Leases [Line Items]
Lease Terms	2 years
Motor vehicles [member] | Top of range [member]
Disclosure Of Leases [Line Items]
Lease Terms	5 years